Payroll, staff and employee benefits obligations - Recognized in income and comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Actuarial (Gains) Losses
Benefit amounts recognized on Equity	$ 192	$ 12	$ (823)
Pension benefits
Employee benefits obligations
Current service cost	214	236	263
Past service cost	4	(1)	239
Settlements	(10)	(12)	(1)
Net interest cost	39	35	64
Benefit amounts recognized on Profit & Loss	247	258	565
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(166)	(1)	(16)
Effect of changes in financial assumptions	1,071	(354)	(241)
Effect of experience adjustments	(59)	(17)	(193)
Actual return on plan assets	(745)	424	(344)
Effect of asset ceiling	3	(11)	7
Benefit amounts recognized on Equity	104	41	(787)
Total benefit amounts recognized on comprehensive income	351	299	(222)
Other benefits
Employee benefits obligations
Current service cost	13	14	16
Past service cost		(2)	12
Settlements	(9)
Net interest cost	17	17	17
Benefit amounts recognized on Profit & Loss	21	29	45
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(2)	(21)	3
Effect of changes in financial assumptions	89	(3)	(5)
Effect of experience adjustments		(5)	(34)
Benefit amounts recognized on Equity	87	$ (29)	(36)
Total benefit amounts recognized on comprehensive income	$ 108		$ 9